Distribution Date:	03/17/25	Benchmark 2019-B13 Mortgage Trust
Determination Date:	03/11/25
Next Distribution Date:	04/17/25
Record Date:	02/28/25	Commercial Mortgage Pass-Through Certificates
Series 2019-B13

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Lainie Kaye		cmbs.requests@db.com
Certificate Interest Reconciliation Detail	4		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	LNR Partners, LLC
			Heather Bennett and Job Warshaw		hbennett@starwood.com; jwarshaw@lnrpartners.com
Mortgage Loan Detail (Part 1)	13-14				and lnr.cmbs.notices@lnrproperty.com
Mortgage Loan Detail (Part 2)	15-16		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Principal Prepayment Detail	17	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Historical Detail	18
			David Rodgers	(212) 230-9025
Delinquency Loan Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Collateral Stratification and Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@computershare.com
Modified Loan Detail	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	24	Directing Holder	Eightfold Real Estate Capital, L.P.
Historical Bond / Collateral Loss Reconciliation Detail	25		-
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08162DAA6	2.114000%	14,591,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	08162DAB4	2.889000%	104,583,000.00	74,266,361.98	0.00	178,796.27	0.00	0.00	178,796.27	74,266,361.98	31.63%	30.00%
A-SB	08162DAC2	2.888000%	26,919,000.00	24,854,144.05	504,198.87	59,815.64	0.00	0.00	564,014.51	24,349,945.18	31.63%	30.00%
A-3	08162DAD0	2.701000%	220,000,000.00	220,000,000.00	0.00	495,183.33	0.00	0.00	495,183.33	220,000,000.00	31.63%	30.00%
A-4	08162DAE8	2.952000%	277,705,000.00	277,705,000.00	0.00	683,154.30	0.00	0.00	683,154.30	277,705,000.00	31.63%	30.00%
A-M	08162DAG3	3.183000%	75,877,000.00	75,877,000.00	0.00	201,263.74	0.00	0.00	201,263.74	75,877,000.00	22.93%	21.75%
B	08162DAH1	3.335000%	39,087,000.00	39,087,000.00	0.00	108,629.29	0.00	0.00	108,629.29	39,087,000.00	18.45%	17.50%
C	08162DAJ7	3.839000%	43,687,000.00	43,687,000.00	0.00	139,761.99	0.00	0.00	139,761.99	43,687,000.00	13.44%	12.75%
D	08162DAR9	2.500000%	26,441,000.00	26,441,000.00	0.00	55,085.42	0.00	0.00	55,085.42	26,441,000.00	10.41%	9.88%
E	08162DAT5	2.500000%	21,844,000.00	21,844,000.00	0.00	45,508.33	0.00	0.00	45,508.33	21,844,000.00	7.91%	7.50%
F	08162DAV0	3.000000%	22,992,000.00	22,992,000.00	0.00	57,480.00	0.00	0.00	57,480.00	22,992,000.00	5.27%	5.00%
G-RR	08162DAX6	3.976838%	9,198,000.00	9,198,000.00	0.00	30,482.46	0.00	0.00	30,482.46	9,198,000.00	4.22%	4.00%
H-RR*	08162DAZ1	3.976838%	36,788,563.00	36,788,563.00	0.00	78,918.18	0.00	0.00	78,918.18	36,788,563.00	0.00%	0.00%
VRR Interest	08162DBD9	3.976838%	32,000,000.00	30,365,663.50	17,542.83	99,136.63	0.00	0.00	116,679.46	30,348,120.67	0.00%	0.00%
R	08162DBB3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			951,712,563.00	903,105,732.53	521,741.70	2,233,215.58	0.00	0.00	2,754,957.28	902,583,990.83

X-A	08162DAF5	1.090189%	719,675,000.00	672,702,506.03	0.00	611,143.91	0.00	0.00	611,143.91	672,198,307.16
X-B	08162DAK4	0.375833%	82,774,000.00	82,774,000.00	0.00	25,924.35	0.00	0.00	25,924.35	82,774,000.00
X-D	08162DAM0	1.476838%	48,285,000.00	48,285,000.00	0.00	59,424.25	0.00	0.00	59,424.25	48,285,000.00
X-F	08162DAP3	0.976838%	22,992,000.00	22,992,000.00	0.00	18,716.21	0.00	0.00	18,716.21	22,992,000.00
Notional SubTotal			873,726,000.00	826,753,506.03	0.00	715,208.72	0.00	0.00	715,208.72	826,249,307.16

Deal Distribution Total					521,741.70	2,948,424.30	0.00	0.00	3,470,166.00

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08162DAA6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	08162DAB4	710.11887190	0.00000000	1.70961122	0.00000000	0.00000000	0.00000000	0.00000000	1.70961122	710.11887190
A-SB	08162DAC2	923.29373491	18.73022289	2.22206025	0.00000000	0.00000000	0.00000000	0.00000000	20.95228315	904.56351202
A-3	08162DAD0	1,000.00000000	0.00000000	2.25083332	0.00000000	0.00000000	0.00000000	0.00000000	2.25083332	1,000.00000000
A-4	08162DAE8	1,000.00000000	0.00000000	2.46000000	0.00000000	0.00000000	0.00000000	0.00000000	2.46000000	1,000.00000000
A-M	08162DAG3	1,000.00000000	0.00000000	2.65249997	0.00000000	0.00000000	0.00000000	0.00000000	2.65249997	1,000.00000000
B	08162DAH1	1,000.00000000	0.00000000	2.77916673	0.00000000	0.00000000	0.00000000	0.00000000	2.77916673	1,000.00000000
C	08162DAJ7	1,000.00000000	0.00000000	3.19916657	0.00000000	0.00000000	0.00000000	0.00000000	3.19916657	1,000.00000000
D	08162DAR9	1,000.00000000	0.00000000	2.08333346	0.00000000	0.00000000	0.00000000	0.00000000	2.08333346	1,000.00000000
E	08162DAT5	1,000.00000000	0.00000000	2.08333318	0.00000000	0.00000000	0.00000000	0.00000000	2.08333318	1,000.00000000
F	08162DAV0	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
G-RR	08162DAX6	1,000.00000000	0.00000000	3.31403131	0.00000000	0.00000000	0.00000000	0.00000000	3.31403131	1,000.00000000
H-RR	08162DAZ1	1,000.00000000	0.00000000	2.14518246	1.16884886	11.43235385	0.00000000	0.00000000	2.14518246	1,000.00000000
VRR Interest	08162DBD9	948.92698438	0.54821344	3.09801969	0.04675406	0.45729531	0.00000000	0.00000000	3.64623313	948.37877094
R	08162DBB3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	08162DAF5	934.73096332	0.00000000	0.84919430	0.00000000	0.00000000	0.00000000	0.00000000	0.84919430	934.03037088
X-B	08162DAK4	1,000.00000000	0.00000000	0.31319436	0.00000000	0.00000000	0.00000000	0.00000000	0.31319436	1,000.00000000
X-D	08162DAM0	1,000.00000000	0.00000000	1.23069794	0.00000000	0.00000000	0.00000000	0.00000000	1.23069794	1,000.00000000
X-F	08162DAP3	1,000.00000000	0.00000000	0.81403140	0.00000000	0.00000000	0.00000000	0.00000000	0.81403140	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	02/01/25 - 02/28/25	30	0.00	178,796.27	0.00	178,796.27	0.00	0.00	0.00	178,796.27	0.00
A-SB	02/01/25 - 02/28/25	30	0.00	59,815.64	0.00	59,815.64	0.00	0.00	0.00	59,815.64	0.00
A-3	02/01/25 - 02/28/25	30	0.00	495,183.33	0.00	495,183.33	0.00	0.00	0.00	495,183.33	0.00
A-4	02/01/25 - 02/28/25	30	0.00	683,154.30	0.00	683,154.30	0.00	0.00	0.00	683,154.30	0.00
X-A	02/01/25 - 02/28/25	30	0.00	611,143.91	0.00	611,143.91	0.00	0.00	0.00	611,143.91	0.00
X-B	02/01/25 - 02/28/25	30	0.00	25,924.35	0.00	25,924.35	0.00	0.00	0.00	25,924.35	0.00
X-D	02/01/25 - 02/28/25	30	0.00	59,424.25	0.00	59,424.25	0.00	0.00	0.00	59,424.25	0.00
X-F	02/01/25 - 02/28/25	30	0.00	18,716.21	0.00	18,716.21	0.00	0.00	0.00	18,716.21	0.00
A-M	02/01/25 - 02/28/25	30	0.00	201,263.74	0.00	201,263.74	0.00	0.00	0.00	201,263.74	0.00
B	02/01/25 - 02/28/25	30	0.00	108,629.29	0.00	108,629.29	0.00	0.00	0.00	108,629.29	0.00
C	02/01/25 - 02/28/25	30	0.00	139,761.99	0.00	139,761.99	0.00	0.00	0.00	139,761.99	0.00
D	02/01/25 - 02/28/25	30	0.00	55,085.42	0.00	55,085.42	0.00	0.00	0.00	55,085.42	0.00
E	02/01/25 - 02/28/25	30	0.00	45,508.33	0.00	45,508.33	0.00	0.00	0.00	45,508.33	0.00
F	02/01/25 - 02/28/25	30	0.00	57,480.00	0.00	57,480.00	0.00	0.00	0.00	57,480.00	0.00
G-RR	02/01/25 - 02/28/25	30	0.00	30,482.46	0.00	30,482.46	0.00	0.00	0.00	30,482.46	0.00
H-RR	02/01/25 - 02/28/25	30	377,579.60	121,918.45	0.00	121,918.45	43,000.27	0.00	0.00	78,918.18	420,579.87
VRR Interest	02/01/25 - 02/28/25	30	13,137.32	100,632.76	0.00	100,632.76	1,496.13	0.00	0.00	99,136.63	14,633.45
Totals			390,716.92	2,992,920.70	0.00	2,992,920.70	44,496.40	0.00	0.00	2,948,424.30	435,213.32

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
		Gain-on-Sale Proceeds Reserve Account Summary
Total Available Distribution Amount (1)	3,470,166.00	Beginning Reserve Account Balance	0.00
		Deposit Amount	0.00
		Withdrawal Amount	0.00
		Ending Reserve Account Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.			Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,804,143.21	Master Servicing Fee	2,856.24
Interest Reductions due to Nonrecoverability Determination	(29,275.02)	Certificate Administrator Fee	5,535.03
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	351.21
ARD Interest	0.00	Operating Advisor Fee	2,251.67
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	199,789.72
Total Interest Collected	2,974,657.91	Total Fees	10,994.15

Principal		Expenses/Reimbursements
Scheduled Principal	508,833.94	Reimbursement for Interest on Advances	10.28
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	(12,907.76)	Special Servicing Fees (Monthly)	15,229.17
Collection of Principal after Maturity Date	12,907.76	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	12,907.76	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	521,741.70	Total Expenses/Reimbursements	15,239.45

		Interest Reserve Deposit	0.00
		Gain on Sale Proceeds Reserve Account Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,948,424.30
Borrower Option Extension Fees	0.00	Principal Distribution	521,741.70
Gain on Sale Proceeds	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,470,166.00
Total Funds Collected	3,496,399.61	Total Funds Distributed	3,496,399.60
© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	903,105,732.62	903,105,732.62	Beginning Certificate Balance	903,105,732.53
(-) Scheduled Principal Collections	508,833.94	508,833.94	(-) Principal Distributions	521,741.70
(-) Unscheduled Principal Collections	12,907.76	12,907.76	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	902,583,990.92	902,583,990.92	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	903,408,615.41	903,408,615.41	Ending Certificate Balance	902,583,990.83
Ending Actual Collateral Balance	902,886,873.71	902,886,873.71

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.09)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.09)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.98%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	7,499,999 or less	6	31,430,647.15	3.48%	38	4.5002	2.010328	1.44 or less	9	224,679,089.89	24.89%	54	4.2260	1.052730
7,500,000 to 14,999,999		14	156,894,689.79	17.38%	54	4.3636	1.625777	1.45 to 1.49	1	14,000,000.00	1.55%	54	4.6000	1.460000
15,000,000 to 24,999,999		8	157,447,016.33	17.44%	52	4.0123	2.106553	1.50 to 1.74	7	106,764,971.25	11.83%	24	4.4568	1.653395
25,000,000 to 49,999,999		10	381,811,637.65	42.30%	43	3.9931	1.868405	1.75 to 2.49	13	213,210,217.51	23.62%	54	4.1067	2.030011
	50,000,000 or greater	3	175,000,000.00	19.39%	53	3.5465	2.938571	2.50 to 3.49	9	307,060,000.00	34.02%	48	3.5245	2.839269
	Totals	41	902,583,990.92	100.00%	48	3.9919	2.080206	3.50 and greater	2	36,869,712.27	4.08%	53	4.2176	3.781556
								Totals	41	902,583,990.92	100.00%	48	3.9919	2.080206
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Alabama	1	9,293,655.85	1.03%	54	4.0500	(1.630000)
							Lodging	9	91,432,727.75	10.13%	54	4.4090	1.823660
Arizona	5	22,303,663.94	2.47%	54	3.8111	2.346932
							Mixed Use	9	185,828,432.38	20.59%	51	4.2446	1.799268
California	5	104,801,000.00	11.61%	54	3.9921	1.330270
							Multi-Family	3	60,800,000.00	6.74%	55	4.0684	1.818799
Georgia	2	17,174,615.02	1.90%	53	4.8000	1.817778
							Office	6	240,960,000.00	26.70%	35	3.6013	2.524963
Illinois	2	52,218,125.06	5.79%	55	4.6569	1.237775
							Other	2	39,561,796.87	4.38%	53	4.3600	1.274003
Maryland	1	45,000,000.00	4.99%	55	3.6900	1.940000
							Retail	14	267,710,360.26	29.66%	54	3.9443	2.145910
Massachusetts	3	50,000,000.01	5.54%	51	3.7970	2.690000
							Self Storage	2	16,290,674.15	1.80%	53	4.1500	2.000000
Michigan	3	32,536,812.91	3.60%	54	4.2252	1.774624
							Totals	45	902,583,990.92	100.00%	48	3.9919	2.080206
Nevada	1	50,000,000.00	5.54%	52	3.7408	3.440000

New Jersey	1	8,417,673.57	0.93%	53	4.1500	2.000000

New Mexico	1	6,869,712.27	0.76%	54	4.0500	3.570000

New York	9	224,682,459.30	24.89%	39	4.0023	2.096728

Ohio	1	25,000,000.00	2.77%	(6)	3.3000	2.710000

Pennsylvania	4	105,410,493.77	11.68%	54	4.1499	1.432486

Tennessee	1	12,244,633.78	1.36%	54	4.6000	2.410000

Texas	2	35,090,000.00	3.89%	53	4.2856	3.544241

Virginia	2	26,541,145.93	2.94%	55	4.6569	2.287848

Washington	1	75,000,000.00	8.31%	55	3.2500	2.770000

Totals	45	902,583,990.92	100.00%	48	3.9919	2.080206

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.9999% or less	16	474,919,148.63	52.62%	50	3.6346	2.429557	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.2499%	6	136,251,218.80	15.10%	54	4.0889	1.378163	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.7499%	16	267,056,549.17	29.59%	44	4.4920	1.848526	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.9999%	2	17,174,615.02	1.90%	53	4.8000	1.817778	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	1	7,182,459.30	0.80%	(14)	5.2500	1.540000	49 months or greater	41	902,583,990.92	100.00%	48	3.9919	2.080206
	Totals	41	902,583,990.92	100.00%	48	3.9919	2.080206	Totals	41	902,583,990.92	100.00%	48	3.9919	2.080206
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	59 months or less	41	902,583,990.92	100.00%	48	3.9919	2.080206	Interest Only	24	628,173,459.30	69.60%	46	3.8362	2.311686
	60 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	14	235,826,735.23	26.13%	54	4.3432	1.602715
	Totals	41	902,583,990.92	100.00%	48	3.9919	2.080206	300 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
								351 months or greater	3	38,583,796.39	4.27%	53	4.3800	1.230000
								Totals	41	902,583,990.92	100.00%	48	3.9919	2.080206
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	37	864,792,573.12	95.81%	48	3.9807	2.091916			No outstanding loans in this group
	13 months to 24 months	4	37,791,417.80	4.19%	54	4.2485	1.812243
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	41	902,583,990.92	100.00%	48	3.9919	2.080206
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30503874	OF	Bellevue	WA	Actual/360	3.250%	189,583.33	0.00	0.00	N/A	10/01/29	--	75,000,000.00	75,000,000.00	03/01/25
2	30503758	RT	Whitehall	PA	Actual/360	4.020%	155,376.36	100,418.79	0.00	N/A	09/06/29	--	49,693,931.38	49,593,512.59	03/06/25
3	30316873	MU	Cambridge	MA	Actual/360	3.797%	147,661.11	0.00	0.00	N/A	06/01/29	--	50,000,000.00	50,000,000.00	03/01/25
4	30503365	RT	Las Vegas	NV	Actual/360	3.741%	145,475.56	0.00	0.00	N/A	07/01/29	--	50,000,000.00	50,000,000.00	03/01/25
5	30503802	RT	Oxon Hill	MD	Actual/360	3.690%	129,150.00	0.00	0.00	N/A	10/06/29	--	45,000,000.00	45,000,000.00	03/06/25
6	30503548	OF	Garden City	NY	Actual/360	4.490%	157,150.00	0.00	0.00	N/A	08/01/24	--	45,000,000.00	45,000,000.00	03/01/25
7	30503810	MU	Chicago	IL	Actual/360	4.700%	163,724.25	69,662.77	0.00	N/A	10/01/29	--	44,787,787.83	44,718,125.06	03/01/25
8	30503791	MU	Beverly Hills	CA	Actual/360	4.170%	139,463.33	0.00	0.00	N/A	10/01/29	--	43,000,000.00	43,000,000.00	03/01/25
9	30503980	98	Bethlehem	PA	Actual/360	4.380%	15,823.78	7,468.85	0.00	N/A	08/06/29	--	4,644,944.43	4,637,475.58	03/06/25
9A4	30503641				Actual/360	4.380%	79,118.88	37,344.28	0.00	N/A	08/06/29	--	23,224,721.56	23,187,377.28	03/06/25
9A6	30503643				Actual/360	4.380%	36,711.16	17,327.74	0.00	N/A	08/06/29	--	10,776,271.27	10,758,943.53	03/06/25
10	30316874	OF	New York	NY	Actual/360	3.110%	96,755.56	0.00	0.00	N/A	07/06/29	--	40,000,000.00	40,000,000.00	03/06/25
11	30316877	RT	Los Angeles	CA	Actual/360	3.900%	43,953.00	0.00	0.00	N/A	09/06/29	--	14,490,000.00	14,490,000.00	03/06/25
11A1	30316875				Actual/360	3.900%	75,833.33	0.00	0.00	N/A	09/06/29	--	25,000,000.00	25,000,000.00	03/06/25
12	30503550	OF	New York	NY	Actual/360	3.914%	45,663.33	0.00	0.00	N/A	03/11/29	--	15,000,000.00	15,000,000.00	03/11/25
12A1-8	30502518				Actual/360	3.914%	68,495.00	0.00	0.00	N/A	03/11/29	--	22,500,000.00	22,500,000.00	03/11/25
13	30503806	MF	Brooklyn	NY	Actual/360	3.930%	105,455.00	0.00	0.00	N/A	10/06/29	--	34,500,000.00	34,500,000.00	03/06/25
14	30503870	RT	The Woodlands	TX	Actual/360	4.256%	99,306.67	0.00	0.00	N/A	08/01/29	--	30,000,000.00	30,000,000.00	03/01/25
15	30316878	OF	Cleveland	OH	Actual/360	3.300%	64,166.67	0.00	0.00	N/A	09/06/24	--	25,000,000.00	25,000,000.00	02/06/25
16	30503664	LO	Dearborn	MI	Actual/360	3.900%	58,748.81	58,775.66	0.00	N/A	09/06/29	--	19,367,740.56	19,308,964.90	03/06/25
17	30503782	MF	New York	NY	Actual/360	4.250%	74,375.00	0.00	0.00	N/A	10/05/29	--	22,500,000.00	22,500,000.00	03/05/25
18	30503659	MU	Brooklyn	NY	Actual/360	3.790%	59,545.11	0.00	0.00	N/A	09/06/29	--	20,200,000.00	20,200,000.00	03/06/25
19	30503673	OF	San Diego	CA	Actual/360	3.700%	53,123.78	0.00	0.00	N/A	09/01/29	--	18,460,000.00	18,460,000.00	03/01/25
20	30503604	SS	Various	Various	Actual/360	4.150%	52,670.77	27,293.23	0.00	N/A	08/06/29	--	16,317,967.38	16,290,674.15	03/06/25
21	30503842	LO	Chesapeake	VA	Actual/360	4.650%	51,746.18	29,208.80	0.00	N/A	10/01/29	--	14,307,700.12	14,278,491.32	03/01/25
22	30503456	MU	Ann Arbor	MI	Actual/360	4.700%	48,443.95	24,295.00	0.00	N/A	08/01/29	--	13,252,143.01	13,227,848.01	03/01/25
23	30503779	RT	New York	NY	Actual/360	4.600%	50,088.89	0.00	0.00	N/A	09/01/29	--	14,000,000.00	14,000,000.00	03/01/25
24	30503606	LO	Knoxville	TN	Actual/360	4.600%	43,899.12	25,307.87	0.00	N/A	09/01/29	--	12,269,941.65	12,244,633.78	03/01/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
25	30503780	LO	Ashburn	VA	Actual/360	4.665%	44,583.87	25,045.21	0.00	N/A	10/01/29	--	12,287,699.82	12,262,654.61	03/01/25
27	30503610	RT	Scottsdale	AZ	Actual/360	4.050%	35,351.15	18,923.02	0.00	N/A	09/01/29	--	11,222,586.96	11,203,663.94	03/01/25
28	30503663	Various Various		AZ	Actual/360	3.570%	30,821.00	0.00	0.00	N/A	09/06/29	--	11,100,000.00	11,100,000.00	03/06/25
29	30316879	LO	Birmingham	AL	Actual/360	4.050%	0.00	0.00	0.00	N/A	09/06/29	--	9,293,655.85	9,293,655.85	10/06/23
31	30503446	LO	Warner Robins	GA	Actual/360	4.800%	35,693.84	19,396.02	0.00	N/A	08/01/29	--	9,560,848.92	9,541,452.90	03/01/25
32	30503740	RT	York	PA	Actual/360	3.890%	28,373.59	17,793.77	0.00	N/A	09/06/29	--	9,377,977.50	9,360,183.73	03/06/25
33	30315758	MU	New York	NY	Actual/360	5.250%	29,381.08	12,907.76	0.00	N/A	01/01/24	--	7,195,367.06	7,182,459.30	03/01/25
34	30503432	LO	Albany	GA	Actual/360	4.800%	28,555.07	15,516.82	0.00	N/A	08/01/29	--	7,648,678.94	7,633,162.12	03/01/25
35	30503714	LO	Los Alamos	NM	Actual/360	4.050%	21,687.02	15,056.11	0.00	N/A	09/06/29	--	6,884,768.38	6,869,712.27	03/06/25
36	30503660	MU	Chicago	IL	Actual/360	4.400%	25,666.67	0.00	0.00	N/A	09/06/29	--	7,500,000.00	7,500,000.00	03/06/25
37	30503760	RT	Corinth	TX	Actual/360	4.460%	17,656.64	0.00	0.00	N/A	09/06/29	--	5,090,000.00	5,090,000.00	03/06/25
39	30503756	RT	Various	CA	Actual/360	4.350%	13,029.22	0.00	0.00	N/A	09/06/29	--	3,851,000.00	3,851,000.00	03/06/25
40	30503781	MF	New York	NY	Actual/360	4.250%	12,561.11	0.00	0.00	N/A	10/05/29	--	3,800,000.00	3,800,000.00	03/05/25
Totals							2,774,868.19	521,741.70	0.00				903,105,732.62	902,583,990.92
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	15,327,271.11	14,298,800.45	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2	5,085,681.61	4,653,004.81	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3	51,966,675.00	61,559,445.33	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4	77,761,843.36	97,306,607.16	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5	6,307,754.74	5,073,347.13	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6	6,992,011.39	1,679,726.25	01/01/24	03/31/24	12/11/24	6,729,547.33	0.00	0.00	0.00	0.00	0.00
7	6,431,335.10	6,148,515.55	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,414,203.50	2,384,139.84	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9	9,852,881.10	10,116,567.61	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9A4	9,852,881.10	10,116,567.61	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9A6	9,852,881.10	10,116,567.61	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10	130,053,000.00	127,797,333.30	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,448,994.26	1,665,797.56	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11A1	1,448,994.26	1,665,797.56	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12	55,728,669.00	56,455,111.70	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12A1-8	55,728,669.00	56,455,111.70	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,544,202.22	686,330.48	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	7,690.98	0.00
14	41,376,079.31	41,808,914.46	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
15	9,433,704.20	9,483,721.33	01/01/24	09/30/24	--	0.00	0.00	63,947.92	63,947.92	0.00	0.00
16	2,904,440.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,480,914.37	1,551,152.72	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,279,978.17	1,824,751.15	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,318,545.94	2,060,585.85	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,398,716.62	1,580,174.38	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,498,422.25	2,440,389.68	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,342,210.63	1,925,833.38	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,281,808.78	967,913.65	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24	2,059,011.24	2,211,925.48	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
25	2,209,207.06	2,258,781.69	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
27	975,046.65	929,096.03	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,146,343.39	1,264,300.91	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	(1,338,630.67)	01/01/24	09/30/24	05/13/24	3,987,426.18	137,182.43	(92.74)	685,542.56	93,575.44	0.00
31	1,365,374.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,055,287.40	1,040,542.28	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
33	556,532.92	671,548.00	10/01/23	09/30/24	11/12/24	0.00	0.00	0.00	0.00	0.00	0.00
34	1,306,321.77	1,090,982.14	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,721,846.80	1,744,840.07	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
36	702,388.80	664,710.12	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
37	456,422.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	292,248.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	240,773.73	283,551.51	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	529,199,574.39	542,643,855.81				10,716,973.51	137,182.43	63,855.18	749,490.48	101,266.42	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
33	30315758	12,907.76	Partial Liquidation (Curtailment)	0.00	0.00
Totals		12,907.76		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/17/25	0	0.00	0	0.00	1	9,293,655.85	0	0.00	0	0.00	0	0.00	1	12,907.76	0	0.00	3.991934%	3.976257%	48
02/18/25	0	0.00	0	0.00	1	9,293,655.85	0	0.00	0	0.00	0	0.00	1	34,344.16	0	0.00	3.992143%	3.976465%	49
01/17/25	0	0.00	0	0.00	1	9,312,618.47	0	0.00	0	0.00	0	0.00	1	803,647.26	0	0.00	3.992340%	3.976662%	50
12/17/24	0	0.00	0	0.00	1	9,331,515.19	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.993606%	3.977930%	51
11/18/24	0	0.00	0	0.00	1	9,351,394.61	0	0.00	0	0.00	0	0.00	1	28,362.25	0	0.00	3.993767%	3.978091%	52
10/18/24	0	0.00	0	0.00	1	9,370,156.57	0	0.00	0	0.00	0	0.00	1	2,312.45	0	0.00	3.993952%	3.978276%	53
09/17/24	0	0.00	0	0.00	1	9,389,906.02	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.994071%	3.978395%	54
08/16/24	0	0.00	0	0.00	1	9,408,534.14	0	0.00	0	0.00	0	0.00	0	0.00	1	9,299,115.19	4.009897%	3.993868%	55
07/17/24	0	0.00	0	0.00	1	9,427,097.52	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.014397%	3.998400%	55
06/17/24	0	0.00	0	0.00	1	9,446,655.44	0	0.00	0	0.00	0	0.00	1	17,241.21	0	0.00	4.014506%	3.998509%	56
05/17/24	0	0.00	0	0.00	1	9,465,086.33	0	0.00	0	0.00	1	8,081,274.39	1	4,231.66	1	4,508,398.71	4.014629%	3.998632%	57
04/17/24	0	0.00	0	0.00	1	9,484,516.47	0	0.00	0	0.00	0	0.00	1	914,493.95	0	0.00	4.016603%	4.000621%	58
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
15	30316878	02/06/25	0	5	63,947.92	63,947.92	0.00	25,000,000.00	09/12/24	1
29	30316879	10/06/23	16	6	(92.74)	685,542.56	2,968,237.82	9,596,538.64	02/02/23	98
Totals					63,855.18	749,490.48	2,968,237.82	34,596,538.64
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		77,182,459	52,182,459	25,000,000		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		37,500,000	37,500,000	0		0
49 - 60 Months		787,901,532	778,607,876	9,293,656		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-25	902,583,991	893,290,335	0	0	9,293,656	0
Feb-25	903,105,733	893,812,077	0	0	9,293,656	0
Jan-25	903,569,863	894,257,244	0	0	9,312,618	0
Dec-24	904,801,708	862,436,835	0	0	42,364,874	0
Nov-24	905,261,564	870,910,169	0	0	34,351,395	0
Oct-24	905,714,841	871,344,685	0	0	34,370,157	0
Sep-24	906,116,930	826,727,024	0	0	79,389,906	0
Aug-24	918,972,947	864,564,413	0	0	54,408,534	0
Jul-24	928,605,676	919,178,578	0	0	9,427,098	0
Jun-24	928,986,014	919,539,359	0	0	9,446,655	0
May-24	929,356,596	919,891,509	0	0	9,465,086	0
Apr-24	934,246,957	924,762,440	0	0	9,484,516	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6	30503548	45,000,000.00	45,000,000.00	70,400,000.00	09/10/24	6,755,822.06	1.76000	03/31/24	08/01/24	I/O
15	30316878	25,000,000.00	25,000,000.00	145,300,000.00	07/18/19	12,668,036.52	3.13000	09/30/24	09/06/24	I/O
29	30316879	9,293,655.85	9,596,538.64	7,500,000.00	04/02/24	(1,338,630.67)	(1.63000)	09/30/24	09/06/29	293
33	30315758	7,182,459.30	7,182,459.30	11,000,000.00	10/10/24	671,548.00	1.54000	06/30/24	01/01/24	I/O
Totals		86,476,115.15	86,778,997.94	234,200,000.00		18,756,775.91

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
6	30503548	OF	NY	08/06/24	2

3/11/2025 - The loan was not paid in full at maturity date (8-1-24). The loan is secured by two adjacent office buildings in Garden City, NY. The property is 87% occupied and generated $7MM of NOI annualized as of 3Q24. Lender has obtained counsel and will dual track foreclosure with workout alternatives. Borrower has proposed a maturity extension.

15	30316878	OF	OH	09/12/24	1

3/11/2025 - Loan transferred to Special Servicing effective 9/16/24 due to maturity default (9/6/24). Collateral is comprised of 2 freestanding buildings connected by a sky bridge on the 3rd floor, constructed between 1985-1990 and renovated in

2018 in Cleveland, OH CBD. Counsel has been retained and a renegotiation letter and default notice were sent to the Borrower. Borrower has not signed the PNACash management is currently in place. Lender is dual tracking and receivership order was entered on 1/ 31/25. Receiver has been working with major tenant Jones Day on a renewal of their lease (approximately 40% total SF) as well as securing renewals with other smaller tenants.

29	30316879	LO	AL	02/02/23	98

3/11/2025 - The subject is a 63-key Art Deco-style hotel located in the Five Points South neighborhood of Birmingham, AL. Loan transferred for imminent default due to cash flow issues. Lender has requested due diligence from Borrower. Lender has retained counsel and sent out a notice of default. A Receiver has taken over operations of the property. Receiver has completed acquisition of the parking, Litigation with the Borrower is ongoing.

33	30315758	MU	NY	01/04/24	98

3/11/2025 - The Loan originally transferred NT on 9/5/23 for Borrower’s request to extend the upcoming loan maturity and subsequently transferred SS on 1/5/24 for Maturity Default due to the January 1, 2024 Maturity Date. The Property is a 5-

story mixed- use building with 8-multifamily units and 1.8K SF of retail space on the lower level, completed in 1900 and renovated in 2014. The eight apartment units (5 market-rate/3 rent-stabilized) consist of four-bedroom units with an avg. unit size of approx. 825 SF. The retail units are 100% leased to two retail tenants, Unfaded Hair (900 SF) & Izzie’s Cheesesteak (900 SF). The Borrower, Icon Realty, purchased the asset in 2014 for $5MM ($595/SF). As of the TTM 6/24 financials, the Property is performing at an annualized NOI/DSCR/Occ. of $673K/1.55x/90%. A Forbearance has been conditionally approved by the Lender and closed on 3/29/24. Borrower is performing under the terms of the executed Forbearance

Agreement.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
21	30503842	15,545,058.09	4.65000%	15,545,058.09	4.65000%	8	06/25/20	04/01/20	07/01/20
21	30503842	0.00	4.65000%	0.00	4.65000%	8	07/01/20	04/01/20	06/25/20
29	30316879	10,575,331.86	4.05000%	10,575,331.86	4.05000%	8	04/06/20	04/06/20	06/26/20
29	30316879	0.00	4.05000%	0.00	4.05000%	8	09/22/21	09/06/21	11/04/21
29	30316879	0.00	4.05000%	0.00	4.05000%	8	11/04/21	09/06/21	09/22/21
33	30315758	0.00	5.25000%	0.00	5.25000%	10	03/28/24	01/01/24	05/06/24
33	30315758	0.00	5.25000%	0.00	5.25000%	10	05/06/24	01/01/24	03/28/24
35	30503714	0.00	4.05000%	0.00	4.05000%	8	12/11/20	01/06/21	12/17/20
35	30503714	0.00	4.05000%	0.00	4.05000%	8	12/17/20	01/06/21	12/11/20
Totals		15,545,058.09		15,545,058.09
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6	0.00	0.00	8,750.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	(520.83)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	10.28	0.00	0.00	0.00
29	0.00	0.00	7,000.00	0.00	0.00	0.00	0.00	29,275.02	0.00	0.00	0.00	0.00
Total	0.00	0.00	15,229.17	0.00	0.00	0.00	0.00	29,275.02	10.28	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		44,514.47

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Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention" tab for the Benchmark 2019-B13 transaction, certain information provided to the Certificate Administrator regarding Party's compliance with the Retention Covenant. Investors should refer to the Certificate Administrator's website for all such information.Disclosable Special Servicer Fees, Loan Event of Default,

Servicer Termination Event or Special Servicer Termination Event information would be disclosed here.

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